Employee benefits - Executive compensation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [abstract]
Key management personnel compensation, contractual retirement bonuses and defined-benefit supplementary pension plan	€ (19.6)	€ (19.7)
Maximum number of months for contractual termination settlement of executive committee members	15 months